RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jul. 31, 2020
Related Party Transactions [Abstract]
Schedule of Rent Payments Expenses

Rent payments and expense relating to these two operating leases with Landlord follow:

	Rent Payments		Rent Expense
	Year Ended July 31		Year Ended July 31
Property	2020	2019	2020	2019
Jamaica Avenue at 169th Street	$624,994	$624,994	$1,582,344	$624,994
504-506 Fulton Street	362,256	362,256	350,437	362,256
Total	$987,250	$987,250	$1,932,781	$987,250

Schedule of Summarizes Assets and Liabilities Related

The following summarizes assets and liabilities related to these two leases as of July 31, 2020:

	Operating Lease
	Right-Of-Use
Property	Assets	Liabilities	Expiration Date
Jamaica Avenue at 169th Street	$14,230,659	$5,455,029	May 31, 2030
504-506 Fulton Street	3,063,268	3,190,253	April 30, 2031
Total	$17,293,927	$8,645,282